Note 17 - Repurchased Shares (Detail) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2008	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2007 Granted Out Of Repurchased Shares [Member] Nonvested Ordinary Shares [Member]	Dec. 31, 2009 Repurchased Shares Used For Options Exercised By Employees [Member]	Dec. 31, 2005 Ordinary Shares of the Group [Member] Minimum [Member]	Dec. 31, 2005 Ordinary Shares of the Group [Member] Maximum [Member]	Dec. 31, 2005 Ordinary Shares of the Group [Member]	Dec. 31, 2011 Ordinary Shares of the Group [Member]	Dec. 31, 2007 Ordinary Shares of the Group [Member]
Stock Repurchased During Period, Shares								10,708,030
Treasury Stock Acquired, Average Cost Per Share (in Dollars per share)						$ 1.13	$ 1.41
Treasury Stock, Value, Acquired, Cost Method (in Dollars)								$ 13,200,394
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				10,558,493
Treasury Stock, Number of Shares Held		52,837	52,837						52,837	149,537
Stock Issued During Period, Shares, Share-based Compensation, Gross	95,950				750